SA FUNDS – INVESTMENT TRUST
SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Fund
SA Real Estate Securities Fund

Supplement dated July 2, 2008 to the

Prospectus dated October 29, 2007

This Supplement updates information in the Prospectus of the SA Funds – Investment Trust (the “Trust”) dated October 29, 2007.

SA International Value Fund

•                  Effective July 1, 2008, the SA International Value Fund changed its benchmark index from the MSCI EAFE Value Index to the MSCI World Ex. U.S. Value Index.  The MSCI World Ex. U.S. Value Index includes Canadian securities and the MSCI EAFE Value Index does not.  The Fund has the ability to invest in, and from time to time has invested in, Canadian securities.

•                  The Average Annual Total Returns table on page 21 of the Prospectus is replaced with the following table:

Average Annual Total Returns (for periods ended 12/31/06)	One Year	Five Years	Since Fund Inception
Return Before Taxes	32.22%	18.89%	10.36	%(a)

Return After Taxes on Distributions	30.00%	18.19%	9.85%

Return After Taxes on Distributions and Sale of Fund Shares	22.77%	16.50%	8.96%

MSCI EAFE Value Index (reflects no deductions for fees, expenses, or taxes)	31.05%	18.19%	9.88	%(b)

MSCI World Ex. U.S. Value Index (reflects no deductions for fees, expenses, or taxes)	29.33%	17.74%	9.74	%(c)

(a)	Since August 5, 1999.

(b)

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios. MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States. Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations). For that reason, the benchmark’s performance is shown from August 1, 1999.

(c)

MSCI World Ex. U.S. Value Index is similar to the MSCI EAFE Value Index in construction methodology except that the former includes Canadian securities. Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations). For that reason, the benchmark’s performance is shown from August 1, 1999.

SA International Small Company Fund

•                  Effective July 1, 2008, the SA International Small Company Fund changed its benchmark index from the S&P/Citigroup Extended Market Index – EPAC to the MSCI World Ex. U.S. Small Cap Index.  The MSCI World Ex. U.S. Small Cap Index includes Canadian securities and the S&P/Citigroup Extended Market Index – EPAC does not.

•                  The Average Annual Total Returns table on page 24 of the Prospectus is replaced with the following table:

Average Annual Total Returns (for periods ended 12/31/06)	One Year	Five Years	Since Fund Inception
Return Before Taxes	23.35%	24.55%	13.38	%(a)

Return After Taxes on Distributions	22.05%	23.89%	12.74%

Return After Taxes on Distributions and Sale of Fund Shares	16.04%	21.63%	11.55%

S&P/Citigroup Extended Market Index – EPAC (reflects no deductions for fees, expenses, or taxes)	30.35%	23.67%	12.38	%(b)

MSCI World Ex. U.S. Small Cap Index (net dividends) (reflects no deductions for fees, expenses, or taxes)	19.46%	23.69%	12.96	%(c)

(a)	Since August 5, 1999.

(b)

S&P/Citigroup Extended Market Index – EPAC (EMI) is compiled by Citigroup Global Markets Inc. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the S&P/Citigroup Broad Market Index. The EMI is calculated gross of withholding taxes and is capitalization weighted. Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations). For that reason, the benchmark’s performance is shown from August 1, 1999.

(c)

MSCI World Ex. U.S. Small Cap Index is a market capitalization weighted index designed to measure the equity performance in 22 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations). For that reason, the benchmark’s performance is shown from August 1, 1999.

SA Emerging Markets Fund

•                  Effective July 1, 2008, the SA Emerging Markets Fund changed its name to the SA Emerging Markets Value Fund.

SA Funds–Investment Trust

SEC file number: 811-09195